Related Party Transactions and Balances - Additional Information (Detail) $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 01, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) Vessel	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Early termination fee received		$ 4,000
Due from affiliates			$ 74,806		$ 81,271
Due to affiliates			297,400		$ 304,600
Conventional Tanker [Member]
Related Party Transaction [Line Items]
Early termination fee received			4,000
Randgrid shuttle tanker [Member]
Related Party Transaction [Line Items]
Shipbuilding and supervision costs			$ 10,200
Affiliated Entity [Member] | Shuttle Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			2
Affiliated Entity [Member] | FSO Segment [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			3
Affiliated Entity [Member] | Conventional Tanker [Member]
Related Party Transaction [Line Items]
Number of vessels | Vessel			1
Six Month Loan [Member]
Related Party Transaction [Line Items]
Related parties, note payable			$ 100,000
Interest rate, percentage			10.00%
Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Subordinated debt				$ 200,000
Interest rate, percentage			10.00%
Petrojarl Knarr Fpso [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Percentage of ownership in acquired entity after acquisition	100.00%
Entity acquired, purchase price	$ 529,400
Petrojarl Knarr Fpso [Member] | Convertible promissory note [Member]
Related Party Transaction [Line Items]
Interest rate, percentage			6.50%
Outstanding principal balance of convertible debt			$ 100,000
Cash [Member] | Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Interest rate, percentage			5.00%
Cash Equivalents [Member] | Subordinated promissory note [Member]
Related Party Transaction [Line Items]
Interest rate, percentage			5.00%
Financial Guarantee [Member]
Related Party Transaction [Line Items]
Maximum exposure			$ 495,000